Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	true
Amendment Description	Paragon Shipping Inc. is filing this Amendment No. 1 to its Interactive Data Files accompanying its Annual Report on Form 20-F for the year ended December 31, 2011, as filed with the Securities and Exchange Commission on May 11, 2012 for the sole purpose of providing corrected Interactive Data Files. The correction refers to the scaling of the Financial Statements amounts from "(In Thousands)" to (as shown). The corresponding effect is the removal of the wording "(In Thousands)" from the Financial Statements Tables headings. Other than the change to the scaling, all information included in the initial Interactive Data filing is unchanged. It is noted that this change refers only to the Interactive Data Files and that no changes have been made to the Form 20-F.
Entity Registrant Name	Paragon Shipping Inc.
Entity Central Index Key	0001401112
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	60,898,297
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 14,563,517	$ 34,787,935
Restricted cash	18,865,000	14,990,000
Trade receivables, net	851,157	1,087,304
Other receivables	827,330	1,464,051
Prepaid expenses	603,106	528,475
Due from related parties	923,695	1,579,192
Inventories	823,759	1,066,321
Total current assets	37,457,564	55,503,278
Fixed Assets
Vessels, net	268,608,363	695,148,227
Advances for vessel acquisitions and vessels under construction	63,450,706	58,460,129
Other fixed assets, net	510,042	231,745
Total fixed assets, net	332,569,111	753,840,101
Investment in equity affiliate	38,805,802	0
Loan to affiliate	15,000,000	0
Other assets	2,106,460	1,922,631
Restricted cash	6,135,000	10,010,000
Total Assets	432,073,937	821,276,010
Current liabilities
Trade accounts payable	2,359,131	1,939,685
Accrued expenses	2,227,143	2,230,475
Interest rate swaps	2,630,574	3,881,173
Deferred income	1,080,997	2,083,034
Current portion of long-term debt	32,189,000	35,077,988
Total current liabilities	40,486,845	45,212,355
Long-term liabilities
Long-term debt	169,096,000	282,757,012
Deferred income	0	1,300,699
Interest rate swaps	1,266,945	1,534,277
Total long-term liabilities	170,362,945	285,591,988
Total liabilities	210,849,790	330,804,343
Commitments and contingencies	0	0
Shareholders' equity
Preferred shares, $0.001 par value; 25,000,000 authorized; none issued and outstanding	0	0
Class A common shares, $0.001 par value; 750,000,000 authorized; 55,870,299 and 60,898,297 issued and outstanding at December 31, 2010 and 2011, respectively	60,898	55,870
Class B common shares, $0.001 par value; 5,000,000 authorized; none issued and outstanding	0	0
Additional paid-in capital	447,563,764	430,339,354
Retained earnings / (Accumulated deficit)	(226,400,515)	60,076,443
Total shareholders' equity	221,224,147	490,471,667
Total Liabilities and Shareholders' Equity	$ 432,073,937	$ 821,276,010

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Class of Stock
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Shares - Class A
Class of Stock
Common Stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	750,000,000	750,000,000
Common stock - shares issued	60,898,297	55,870,299
Common stock - shares outstanding	60,898,297	55,870,299
Common Shares - Class B
Class of Stock
Common Stock - par value	$ 0.001	$ 0.001
Common stock - shares authorized	5,000,000	5,000,000
Common stock - shares issued	0	0
Common stock - shares outstanding	0	0

Consolidated Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Time charter revenue	$ 92,093,426	$ 118,382,601	$ 161,111,782
Commissions (including related party of $1,776,959, $1,427,823 and $1,119,611 in 2009, 2010 and 2011, respectively)	(5,185,459)	(6,682,492)	(8,364,661)
Net Revenue	86,907,967	111,700,109	152,747,121
Expenses / (Income)
Voyage expenses	979,987	412,849	397,657
Vessels operating expenses (including related party of $358,800, $616,388 and $581,021 in 2009, 2010 and 2011, respectively)	18,018,016	19,974,806	20,034,664
Dry-docking expenses (including related party of $16,500, $120,506 and $122,481 in 2009, 2010 and 2011, respectively)	2,924,046	2,632,479	715,308
Management fees - related party	4,780,500	4,292,291	4,362,908
Depreciation	32,544,199	33,719,712	33,814,863
General and administrative expenses (including related party of $1,902,451, $2,337,289 and $5,265,799 in 2009, 2010 and 2011, respectively)	12,315,054	17,723,987	8,949,096
Impairment loss	277,327,148	0	6,005,000
(Gain) / loss on sale of assets / vessel acquisition option	15,192,704	(1,064,023)	0
Gain from vessel early redelivery	(1,947,947)	(113,338)	(800,874)
Operating Income / (Loss)	(275,225,740)	34,121,346	79,268,499
Other Income / (Expenses)
Interest and finance costs	(9,349,714)	(10,234,928)	(11,379,241)
Loss on derivatives, net	(2,340,418)	(2,611,920)	(3,239,236)
Interest income (including related party of $0, $0 and $508,019 in 2009, 2010 and 2011, respectively)	620,861	321,120	1,049,962
Equity in net income of affiliates	2,749,866	0	0
Foreign currency (loss) / gain	46,386	1,299,662	(21,370)
Total Other Expenses, net	(8,273,019)	(11,226,066)	(13,589,885)
Net Income / (Loss) and Comprehensive Income / (Loss)	$ (283,498,759)	$ 22,895,280	$ 65,678,614
Earnings / (Loss) per Class A common share, basic and diluted	$ (4.76)	$ 0.44	$ 1.69
Weighted average number of Class A common shares, basic and diluted	57,937,918	49,812,716	38,026,523

Consolidated Statements Of Operations (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Operations
Commissions related party	$ 1,119,611	$ 1,427,823	$ 1,776,959
Vessels operating expenses related party	581,021	616,388	358,800
Dry-docking expenses related party	122,481	120,506	16,500
General and administrative expenses related party	5,265,799	2,337,289	1,902,451
Interest income related party	$ 508,019	$ 0	$ 0

Consolidated Statements Of Shareholders' Equity (USD $)	Total	Class A Shares	Additional Paid-In Capital	(Accumulated Deficit) / Retained Earnings
Balance at Dec. 31, 2008	$ 308,431,279	$ 27,139	$ 318,515,490	$ (10,111,350)
Shares issued, beginning balance at Dec. 31, 2008		27,138,515
Issuance of Class A common shares, net of issuance costs	87,025,880	21,024	87,004,856
Issuance of Class A common shares, net of issuance costs (number of shares)		21,023,801
Issuance of non-vested Class A common share awards		3,027	(3,027)
Issuance of non-vested Class A common share awards (number of shares)		3,027,717
Cancellation of non-vested Class A common share awards		(1)	1
Cancellation of non-vested Class A common share awards (number of shares)		(1,000)
Share based compensation	3,101,690		3,101,690
Dividends paid ($0.20 per share in 2009 and 2010 respectively and $0.05 per share in 2011)	(7,971,645)			(7,971,645)
Net Income / (Loss)	65,678,614			65,678,614
Balance at Dec. 31, 2009	456,265,818	51,189	408,619,010	47,595,619
Shares issued, ending balance at Dec. 31, 2009		51,189,033
Issuance of Class A common shares, net of issuance costs	11,037,362	3,105	11,034,257
Issuance of Class A common shares, net of issuance costs (number of shares)		3,105,700
Issuance of non-vested Class A common share awards		1,584	(1,584)
Issuance of non-vested Class A common share awards (number of shares)		1,584,000
Cancellation of non-vested Class A common share awards		(8)	8
Cancellation of non-vested Class A common share awards (number of shares)		(8,434)
Share based compensation	10,687,663		10,687,663
Dividends paid ($0.20 per share in 2009 and 2010 respectively and $0.05 per share in 2011)	(10,414,456)			(10,414,456)
Net Income / (Loss)	22,895,280			22,895,280
Balance at Dec. 31, 2010	490,471,667	55,870	430,339,354	60,076,443
Shares issued, ending balance at Dec. 31, 2010		55,870,299
Issuance of Class A common shares, net of issuance costs	12,140,396	3,953	12,136,443
Issuance of Class A common shares, net of issuance costs (number of shares)		3,952,598
Issuance of non-vested Class A common share awards		1,080	(1,080)
Issuance of non-vested Class A common share awards (number of shares)		1,080,000
Cancellation of non-vested Class A common share awards		(5)	5
Cancellation of non-vested Class A common share awards (number of shares)		(4,600)
Share based compensation	5,089,042		5,089,042
Dividends paid ($0.20 per share in 2009 and 2010 respectively and $0.05 per share in 2011)	(2,978,199)			(2,978,199)
Net Income / (Loss)	(283,498,759)			(283,498,759)
Balance at Dec. 31, 2011	$ 221,224,147	$ 60,898	$ 447,563,764	$ (226,400,515)
Shares issued, ending balance at Dec. 31, 2011		60,898,297

Consolidated Statements Of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity Parentheticals
Dividend per share paid	$ 0.05	$ 0.2	$ 0.2

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net Income / (Loss)	$ (283,498,759)	$ 22,895,280	$ 65,678,614
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	32,544,199	33,719,712	33,814,863
Impairment loss	277,327,148	0	6,005,000
(Gain) / loss on sale of assets / vessel acquisition option	15,192,704	(1,064,023)	0
Amortization of below and above market acquired time charters	0	(5,272,801)	(18,618,699)
Amortization and write off of financing costs	1,502,521	907,310	970,327
Gain on vessel early redelivery	0	0	(549,019)
Share based compensation	5,089,042	10,687,663	3,101,690
Unrealized gain on interest rate swaps	(1,517,932)	(2,872,337)	(3,367,354)
Equity in net income of affiliates net of dividends received	(1,202,991)	0	0
Changes in assets and liabilities:
Trade receivables, net	236,147	1,099,735	(1,814,074)
Other receivables	503,068	769,758	(1,024,579)
Prepaid expenses	(74,631)	(63,671)	(85,664)
Inventories	242,562	(144,996)	(407,992)
Due from related parties	1,080,639	(347,313)	(245,919)
Other long-term receivables	0	968,560	(893,800)
Trade accounts payable	349,780	(12,010)	(638,818)
Accrued expenses	(3,332)	122,423	(1,952,758)
Deferred income	(2,302,736)	(779,489)	434,936
Net cash from operating activities	45,467,429	60,613,801	80,406,754
Cash flows from investing activities
Net proceeds from sale of assets / vessel acquisition option	117,032,943	41,556,934	0
Acquisition of vessels and capital expenditures	(53,074,242)	(146,551,672)	0
Payments for vessels under construction	(4,987,324)	(58,460,129)	0
Loan to equity affiliate	(30,000,000)	0	0
Repayment from equity affiliate	15,000,000	0	0
Other fixed assets	(297,584)	(206,246)	0
Release of restricted cash	0	23,010,000	0
Increase in restricted cash	0	(1,500,000)	(40,500,000)
Net cash (used in) / from investing activities	43,673,793	(142,151,113)	(40,500,000)
Cash flows from financing activities
Proceeds from long-term debt	26,000,000	70,000,000	30,000,000
Repayment of long-term debt	(142,550,000)	(86,500,000)	(83,150,000)
Payment of financing costs	(2,111,492)	(1,648,201)	(292,563)
Proceeds from the issuance of Class A common shares	12,555,470	11,220,566	90,088,172
Class A common shares offering costs	(281,419)	(292,840)	(3,062,292)
Dividends paid	(2,978,199)	(10,414,456)	(7,971,645)
Net cash from / (used in) financing activities	(109,365,640)	(17,634,931)	25,611,672
Net increase / (decrease) in cash and cash equivalents	(20,224,418)	(99,172,243)	65,518,426
Cash and cash equivalents at the beginning of the year	34,787,935	133,960,178	68,441,752
Cash and cash equivalents at the end of the year	14,563,517	34,787,935	133,960,178
Supplemental disclosure of cash flow information
Cash paid during the year for interest (excluding capitalized interest)	6,955,861	8,745,571	11,961,768
Non cash investing activities - fair value consideration of shares received for vessel sales	37,602,811	0	0
Non cash financing activities - unpaid financing costs	$ 0	$ 167,737	$ 270,353

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information
Basis of Presentation and General Information

1.Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (Paragon) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of cargoes and containers worldwide through the ownership and operation of drybulk carrier and container vessels. In December 2006, the Company established a branch in Greece under the provision of Law 89 of 1967, as amended.

The accompanying consolidated financial statements include the accounts of Paragon Shipping Inc. and its wholly-owned subsidiaries (collectively the “Company”) as discussed below.

Drybulk Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Opera Navigation Co.	December 21, 2006	Marshall Islands	Crystal Seas (1)	January 2007	1995	43,222
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151

Container Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	TEU
Ardelia Navigation Ltd.	June 15, 2010	Liberia	Box Voyager (1)	July 2010	2010	3,426
Eridanus Trading Co.	July 1, 2010	Liberia	Box Trader (1)	August 2010	2010	3,426
Delphis Shipping S.A.	February 7, 2011	Liberia	CMA CGM Kingfish (1)	April 2011	2007	5,095

(1)M/V Crystal Seas was sold and delivered to an unrelated third party on November 2, 2011

Box Voyager and Box Trader were sold and delivered to Box Ships Inc. on April 29, 2011

CMA CGM Kingfish was sold and delivered to Box Ships Inc. on May 19, 2011

Newbuildings

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656 (1)	Containership	2013	4,800 TEU
Coral Ventures Inc.	August 5, 2009	Liberia	604	Drybulk Carrier	2012	37,200 Dwt
Ovation Services Ltd.	September 16, 2009	Marshall Islands	619 (1)	Drybulk Carrier	2012	82,000 Dwt
Winselet Shipping & Trading Co.	April 6, 2010	Liberia	605	Drybulk Carrier	2012	37,200 Dwt
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	657 (1)	Containership	2013	4,800 TEU
Aminta International S.A.	May 5, 2010	Liberia	612	Drybulk Carrier	2012	37,200 Dwt
Adonia Enterprises S.A.	May 5, 2010	Liberia	625	Drybulk Carrier	2012	37,200 Dwt

(1) On March 17, 2011, the Company and the shipyard agreed to substitute two 4,800 TEU containerships for two of its Kamsarmax newbuilding contracts. In addition, on August 4, 2011, the Company agreed to convert its final Kamsarmax newbuilding contract (Hull 619) into one of its already existing 4,800 TEU containerships newbuildings.

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Box Ships Inc. (1)	May 19, 2010	Marshall Islands

(1) Refer to Note 5

In April 2011, the Company’s wholly-owned subsidiary, Box Ships Inc., or Box Ships, completed its initial public offering (“IPO”) of 11,000,000 shares of its common stock, par value $0.01 per share, at $12.00 per share on the New York Stock Exchange (“NYSE”). Its shares are listed under the symbol “TEU”. At the closing of the IPO, the Company surrendered the 100 shares of capital stock of Box Ships, which were then cancelled.

Upon the closing of the IPO, the Company entered into the transactions discussed in Note 5 with Box Ships. As of December 31, 2011, the Company and Mr. Michael Bodouroglou, the Company’s Chairman and Chief Executive Officer, beneficially owned approximately 21.1% and 12.1%, respectively, of Box Ships outstanding common stock.

Management Company: The Company outsources the technical and commercial management of all of its subsidiaries’ vessels to Allseas Marine S.A. ("Allseas"), a related party, pursuant to management agreements with each vessel owning subsidiary. Each agreement has an initial term of five years. Mr. Michael Bodouroglou, the Company's President and Chief Executive Officer, is the sole shareholder and Managing Director of Allseas. These agreements automatically extend for successive five year term, unless, in each case, at least one month's advance notice of termination is given by either party (Note 10).

Major Charterers: For the years ended December 31, 2009, 2010 and 2011 the following charterers individually accounted for more than 10% of the Company’s charter revenue:

Charterer	Percentage of time charter revenue
	2009	2010	2011
Bunge S.A.	12.7%	-	-
Korea Line Corporation	26.9%	16.2%	-
Deiulemar Shipping S.P.A.	18.7%	28.2%	27.7%
Cosco Bulk Carriers Ltd	10.9%	12.6%	-
Deiulemar Compagnia Di Navigazione S.P.A.	-	10.7%	13.0%
Intermare Transport GmbH	-	10.9%	19.9%

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

2.Significant Accounting Policies

(a)Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Paragon Shipping Inc. and its wholly owned subsidiaries referred to in Note 1. All intercompany balances and transactions have been eliminated in consolidation.

(b)Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)Other Comprehensive Income: The Company follows the accounting guidance relating to “Comprehensive Income”, which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has no other comprehensive income / (loss) and accordingly, comprehensive income / (loss) equals net income / (loss) for the periods presented.

(d)Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar. For other than derivative instruments, each asset, liability, revenue, expense, gain or loss arising from a foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate ruling at the balance sheet date and any gains or losses are included in the statements of operations. As of December 31, 2010 and 2011, the Company had no foreign currency derivative instruments.

(e)Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f)Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months or relates to general minimum liquidity requirements with no obligation to retain such funds in retention accounts, these deposits are classified as current assets otherwise they are classified as non-current assets.

(g)Trade Receivables (net): Trade receivables (net), reflect the receivables from time charters, net of an allowance for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts for the years ended December 31, 2010 and 2011 was $415,035 and $325,434, respectively.

(h)Inventories: Inventories consist of lubricants and stores on board the vessels, which are stated at the lower of cost or market. Cost is determined by the first in, first out method.

(i)Vessel Cost: Vessels are stated at cost, which consists of the contract price less discounts, plus any direct expenses incurred upon acquisition, including improvements, on-site supervision expenses incurred during the construction period, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels’ cost. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

(j)Impairment of Long-Lived Assets: The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

(k)Vessels Held for Sale: The Company classifies vessels as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are no longer depreciated once they meet the criteria of being held for sale.

(l)Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which is estimated to be $150 per lightweight ton.

The estimated useful life is determined to be 25 years for drybulk carriers and 30 years for containerships from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

(m)Investments in Equity Affiliates: Investments in the common stock of entities, in which the Company has significant influence over operating and financial policies, are accounted for using the equity method. Under this method, the investment in the affiliate is initially recorded at cost and is adjusted to recognize the Company’s share of the earnings or losses of the investee after the acquisition date and is adjusted for impairment whenever facts and circumstances indicate that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income. Dividends received from an affiliate reduce the carrying amount of the investment. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

(n)Dry-docking and Special Survey Costs: Dry-docking and special survey costs are expensed in the period incurred.

(o)Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. The unamortized financing costs are reflected in Other Assets in the accompanying balance sheets.

(p)Pension and Retirement Benefit Obligations—Crew: The vesselowning companies employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

(q)Revenue and Expenses:

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

Time Charter Revenue: Time charter revenues are recorded ratably over the term of the charter as service is provided. When two or more time charter rates are involved during the life term of a charter agreement, the Company recognizes revenue on a straight-line basis, and income accrued or deferred as a result is included in Other Receivables or Deferred Income, respectively. Time charter revenues received in advance of the provision of charter service are recorded as deferred income, and recognized when the charter service is rendered. Time charter revenue also includes the amortization/accretion of the above/below market acquired time charters, where applicable.

Commissions: Charter hire commissions are deferred and amortized over the related charter period and are presented separately in the accompanying consolidated statements of operations.

Vessel Operating Expenses: Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

(r)Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection costs, are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

(s)Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers (i.e., spot vs. time charters) or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographical information is impracticable. The Company does not have discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the Chief Executive Officer being the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment.

(t)Earnings per Share (EPS): The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year determined using the two-class method of computing earnings per share. Non-vested share awards issued are included in the two-class method and income attributable to non-vested share awards is deducted from the net income reported for purposes of calculating net income available to common shareholders used in the computation of basic earnings per share. The computation of diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Such securities include non vested stock awards, for which the assumed proceeds upon grant are deemed to be the amount of compensation cost attributable to future services and are not yet recognized using the treasury method, to the extent that they are dilutive, and common shares issuable upon exercise of the Company’s outstanding warrants, to the extent that they are dilutive.

(u)Derivatives: The Company records derivative financial instruments in the balance sheet as either an asset or a liability measured at its fair value, with changes in the derivatives' fair value recognized currently in the statements of operations unless specific hedge accounting criteria are met.

(v)Share based Compensation: All share based payments to employees and directors, including grants of employee and directors stock options, are recognized in the statements of operations based on their grant date fair values and amortized over the service period.

(w)Fair value of financial instruments: The fair value of the interest rate derivatives is based on a discounted cash flow analysis.

In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

Level 1:Quoted market prices in active markets for identical assets or liabilities

Level 2:Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3:Unobservable inputs that are not corroborated by market data.

(x)Below/Above Market Acquired Time Charters: When vessels are acquired with time charters attached and the charter rate on such charters is above or below the prevailing market rates at the time of acquisition, the Company allocates the purchase price of the vessel and the attached time charter on a relative fair value basis. The fair value is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimate of the then current market charter rate for an equivalent vessel at the time of acquisition. The asset or liability recorded is amortized or accreted over the remaining period of the time charter as a reduction or addition, respectively, to charter hire revenue. As of December 31, 2010 and 2011 the Company had no unamortized Below/Above Market Acquired Time Charters.

(y)Recent Accounting Pronouncements: There are no recent accounting pronouncements that their adoption would have a material effect on the Company’s consolidated financial statements in the current year or expected to have an impact on future years.

Other Receivables	12 Months Ended
Dec. 31, 2011
Other Receivables
Other Receivables

3.Other Receivables

Other receivables are analyzed as follows:

	2010	2011
Accrued income resulting from varying charter rates	$647,402	$0
Insurance claims	363,118	369,412
Masters accounts	252,516	170,402
Accrued interest	6,724	64,962
Other receivables	194,291	222,554
Total	$1,464,051	$827,330

Advances for Vessel Acquisitions and Vessels Under Construction	12 Months Ended
Dec. 31, 2011
Advances For Vessel Acquisitions And Vessels Under Construction Abstract
Advances for Vessel Acquisitions and Vessels Under Construction

4.Advances for Vessel Acquisitions and Vessels Under Construction

Advances for vessels under construction relate to the installments paid that were due to the respective shipyard including capitalized expenses.

In 2010, the Company entered into shipbuilding contracts with a Chinese shipyard for the construction of four Handysize drybulk vessels and three Kamsarmax drybulk vessels totaling $192.2 million. On March 17, 2011, the Company and the shipyard agreed to substitute two 4,800 TEU containerships for two of its Kamsarmax newbuilding contracts. In addition, on August 4, 2011, the Company and the shipyard agreed to convert its final Kamsarmax newbuilding contract into one of its already existing 4,800 TEU containership newbuildings. As a result of the above mentioned transactions, the net aggregate increase in the contract price was $18.0 million.

As of December 31, 2011, the Company’s newbuilding program consisted of four Handysize drybulk vessels with expected delivery in 2012 and two 4,800 TEU containerships with expected delivery in the fourth quarter of 2013. Each contract provides for payment of one advance deposit and final payment on delivery of each vessel. An amount of $57.5 million and $3.6 million was paid to the shipyard in 2010 and 2011, respectively, representing the first installment which was financed from the Company’s own funds.

The Company has also entered into management agreements with Allseas, relating to the supervision of each of the contracted newbuildings (Note 10).

Vessels, Net	12 Months Ended
Dec. 31, 2011
Vessels Net Abstract
Vessels, Net

5.Vessels, Net

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2010	$683,721,898	$(78,989,341)	$604,732,557
Vessel acquisitions	146,551,672	-	146,551,672
Sale of Vessel	(29,904,946)	7,462,437	(22,442,509)
Depreciation for the period	-	(33,693,493)	(33,693,493)
Balance December 31, 2010	$800,368,624	$(105,220,397)	$695,148,227
Vessel acquisitions	53,074,242	-	53,074,242
Impairment loss	(277,327,148)	-	(277,327,148)
Sale of Vessels	(181,616,787)	11,790,621	(169,826,166)
Depreciation for the period	-	(32,460,792)	(32,460,792)
Balance December 31, 2011	$394,498,931	$(125,890,568)	$268,608,363

All Company’s vessels were first-priority mortgaged as collateral to the loans and credit facilities and related interest rate swaps outstanding as at December 31, 2011.

On January 22, 2011, Allseas entered into an agreement to acquire the CMA CGM Kingfish, a 5,095-TEU 2007-built containership, from CMA CGM for $52.5 million. Allseas nominated a Company’s vessel owning subsidiary as the actual buyer of CMA CGM Kingfish and, on March 16, 2011, the Company’s Board of Directors approved the respective acquisition. The vessel was delivered to the Company on April 29, 2011.

Upon the closing of the IPO of Box Ships, the Company entered into the following transactions.

1.On April 19, 2011, the Company entered into Memoranda of Agreement for the sale of the containerships Box Voyager and Box Trader to Box Ships, for a total consideration of $95.0 million, which consisted of 2,266,600 shares of Box Ships’ common stock, valued at $11.375 per share, and $69.2 million in cash. The sale was completed on April 29, 2011, with the delivery of the vessels to Box Ships. As a result of the consideration received by the Company, being based on the price of Box Ships’ common stock on the delivery date of the vessels, a loss of $8.8 million was incurred.

2.On April 19, 2011, the Company entered into a Memorandum of Agreement for the sale of the containership CMA CGM Kingfish to Box Ships, for a total consideration of $47.6 million, which consisted of 1,170,900 shares of Box Ships’ common stock, valued at $10.095 per share, and $35.8 million in cash. The Company completed the sale and delivery of the vessel to Box Ships on May 19, 2011. As a result of the consideration received by the Company, being based on the price of Box Ships’ common stock on the delivery date of the vessel, a loss of $6.0 million was incurred.

An impairment loss of $5.7 million arose due to the Company’s intention to sell the M/V Crystal Seas in June 2011. On October 13, 2011, the Company entered into a Memorandum of Agreement for the sale of M/V Crystal Seas to an unaffiliated third party for $14.0 million, less 3% commission. The vessel was delivered to her new owners on November 2, 2011, and a loss of $0.4 million was incurred.

As of December 31, 2011, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review indicated that such carrying amount was not recoverable for six of the Company’s vessels; the M/V Coral Seas, the M/V Golden Seas, the M/V Diamond Seas, the M/V Pearl Seas, the M/V Sapphire Seas and the M/V Friendly Seas. Therefore, the Company recognized an impairment loss of $271.6 million, which was included in the consolidated statements of operations for the period (also refer to Note 14).

Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2011
Other Fixed Assets Net Abstract
Other Fixed Assets, Net

6.Other Fixed Assets, Net

Other fixed assets consist of computer systems installed on board the vessels to improve their efficiency, software and a vehicle. Other fixed assets are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the useful life of the assets, which is estimated to be 5 years for the computer systems software, and 3 years for the Company’s car. Depreciation charged in the years ended December 31, 2010 and 2011 amounted to $26,219 and $83,407, respectively.

Other Assets	12 Months Ended
Dec. 31, 2011
Other Assets
Other Assets

7. Other Assets

Other assets of $1,922,631 and $2,106,460 at December 31, 2010 and 2011, respectively, include deferred financing costs of $1,491,306 and $2,100,277 and deferred offering costs of $425,142 and $0 at December 31, 2010 and 2011, respectively, and utility deposits related to the leased office space of $6,183 at December 31, 2010 and 2011.

The deferred financing costs comprise:

January 1, 2010	$1,374,394
Additions	1,024,222
Amortization	(907,310)
December 31, 2010	$1,491,306
Additions	2,111,492
Amortization	(1,502,521)
December 31, 2011	$2,100,277

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses
Accrued Expenses

8.Accrued Expenses

Accrued expenses shown in the accompanying consolidated balance sheets are analyzed as follows:

	2010	2011
Loan interest	$613,179	$502,930
Voyages expenses	352,065	370,877
Vessel operating expenses	727,026	754,946
Dry-docking expenses	11,947	70,611
Financing expenses	10,069	188,096
Professional fees	470,870	316,244
Other sundry liabilities and accruals	45,319	23,439
Total	$2,230,475	$2,227,143

Investment in Equity Affiliate	12 Months Ended
Dec. 31, 2011
Investment in Equity Affiliate
Investment in Equity Affiliate

9.Investment in Equity Affiliate

The following table is a reconciliation of our investment in equity affiliate as presented on the 2011 accompanying consolidated balance sheet:

2011
Investment in equity affiliate	$37,602,811
Equity in net income of affiliate	2,749,866
Dividends received	(1,546,875)
Balance, December 31, 2011	$38,805,802

The fair value of the investment in Box Ships Inc. based on the closing price of Box Ships’ common share as of December 30, 2011, of $8.37, was $28.8 million. As of December 31, 2011, the Company did not consider the difference between the fair value and the book value of the investment in Box Ships as other than temporary and therefore the investment was not impaired.

Box Ships Inc. (Box Ships) was a former dormant wholly owned subsidiary of the Company. Following Box Ships IPO in April 2011, in connection with the sale of the containerships Box Voyager, Box Trader and CMA CGM Kingfish to Box Ships, the Company received 3,437,500 shares of Box Ships’ common stock and is accounted for as an equity investment (refer to Note 1 and Note 5).

Summarized financial information in respect of Box Ships Inc. is set out below:

Year ended December 31, 2011
INCOME STATEMENT DATA
Net revenue	38,272,662
Operating income	17,467,824
Net income and Comprehensive income	12,953,386

As of December 31, 2011
BALANCE SHEET DATA
Total current assets	16,294,791
Total non-current assets	385,116,095
Total assets	401,410,886
Total current liabilities	22,357,768
Total long-term liabilities	196,692,041
Total liabilities	219,049,809

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with Related Parties

10.Transactions with Related Parties

(a)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On September 13, 2007 and effective as of October 1, 2007, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chief Executive Officer. The term of the lease is for 5 years beginning October 1, 2007 and expiring September 30, 2012. The monthly rental for the first year is Euro 2,000 plus 3.6% tax, and thereafter will be adjusted annually for inflation increases. Rent expense under this lease amounted to $36,216, $35,489 and $38,947 for the years ended December 31, 2009, 2010 and 2011, respectively, and is included in General and administrative expenses in the accompanying consolidated statements of operations.

(b)Allseas: The following amounts charged by Allseas are included in the consolidated statements of operations:

	2009	2010	2011
(1A(i)) Charter hire commissions	$1,776,959	$1,427,823	$1,119,611
(1A(ii)) Vessel sale & purchase commissions	-	418,000	2,091,028
Total Allseas commissions	$1,776,959	$1,845,823	$3,210,639

Included in Vessel operating expenses
(1A(v)) Superintendent fees	$163,900	$292,327	$259,054

Included in Dry-docking expenses
(1A(v)) Superintendent fees	$16,500	$120,506	$122,481

Management fees - related party
(1A(iii)) Management fees	$3,400,176	$3,647,448	$4,022,215
(1B) Legal, accounting and finance fees	200,000	418,384	509,869
(1C) Loretto agreement	762,732	226,459	248,416
Total Management fees	$4,362,908	$4,292,291	$4,780,500

Included in General and administrative expenses
(2) Administrative fees	$31,373	$31,867	$33,207
(5) Executive services agreement	-	-	$5,193,645

The following amounts charged by Allseas are capitalized and are included in vessels cost and advances for vessels under construction in the accompanying consolidated balance sheets: Technical management and superintendent fees (refer to 1A(iv)), relating to newbuilds, and vessel purchase commissions (refer to 1A(ii)), which in the aggregate amounted to $2.3 million and $1.0 million as of December 31, 2010 and 2011, respectively.

(1)A. Ship-Owning Company Management Agreements

(i). Charter Hire Commissions - The Company pays Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“charter hire commission”), which are presented separately in the accompanying consolidated statements of operations.

(ii). Vessel Commissions - The Company also pays Allseas a fee equal to 1% of the purchase price of any vessel bought, constructed or sold on behalf of the Company, calculated in accordance with the relevant memorandum of agreement, (“vessel commission”). Vessel commissions relating to vessel sale is included in the determination of the gain / loss on sale of assets presented in the accompanying consolidated statements of operations. Vessel commissions relating to vessels bought or constructed are capitalized and included in vessels cost and advances for vessels under construction in the accompanying consolidated balance sheets.

(iii). Management Fees - Each of the ship-owning companies has a management agreement with Allseas, under which management services are provided in exchange for a fixed monthly fee per vessel. For the year ended December 31, 2009 and for the five-month period ended May 31, 2010, the Company paid Allseas a technical management fee of $650 (based on a Euro/U.S. dollar exchange rate of €1.000:$1.268) per vessel per day on a monthly basis in advance, pro rata for the calendar days these vessels are owned by the Company, and the fee was adjusted quarterly based on the Euro/U.S. dollar exchange rate as published by EFG Eurobank Ergasias S.A. two days prior to the end of the previous calendar quarter starting from December 2006. The management fee was increased on an annual basis on January 1, each year, by reference to the official Greek inflation rate for the previous year, as published by the Greek National Statistical Office. Effective June 1, 2010, the Company amended the agreement with Allseas and it pays Allseas a management fee of €620 per day per vessel. This amount is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2011, Allseas management fee was adjusted to €636.74 per vessel per day.

(iv). Pre-Delivery Services – A lump sum fee of $15,000 is payable to Allseas for pre-delivery services provided during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v). Superintendent Fees – In addition, the Company paid Allseas a Superintendent fee of $550 per day for each day in excess of 5 days per calendar year for which a Superintendent performed on site inspection. Effective June 1, 2010, the Company amended the Superintendent fee from $550 to €500.

B. Accounting Agreement – An amount of $200,000 for the year ended December 31, 2009 and $418,384 for the year ended December 31, 2010, was paid to Allseas for legal, accounting and finance services that were provided. The agreement was amended effective June 1, 2010, pursuant to which Allseas is entitled to a fee of €250,000 per year, payable quarterly, for the provision of financial accounting services and a fee of €120,000 per year, payable quarterly, for the provision of financial reporting services. Effective January 1, 2012, the agreement was renewed, pursuant to which the fee for the provision of financial reporting services was amended to $30,000 per vessel per annum, payable quarterly. These fees are included in “Management fees - related party” in the consolidated statements of operations. For the year ended December 31, 2011, an amount of $509,869 was paid to Allseas for financial accounting and reporting services.

C. Tripartite Agreement between the Company, Allseas and Loretto Finance Inc. - On November 10, 2009, the Company, Allseas, and Loretto Finance Inc., a wholly owned subsidiary of Allseas, signed a tripartite agreement, whereby in the event of a capital increase, an equity offering or the issuance of shares to a third party in the future, the Company will issue at that time to Loretto at no cost whatever to the latter additional common shares to maintain Loretto’s shareholding of the Company’s total issued and outstanding shares at 2%. The fair value of the shares issued for no consideration are accounted as share based payment and presented as Management fees - related party in the year granted in the statement of operations.

(2)Administrative Service Agreement - The Company entered into an administrative service agreement with Allseas on November 12, 2008. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company’s offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

(3)Newbuildings Supervision Agreement - The Company has also entered into management agreements with Allseas, relating to the supervision of each of the contracted newbuildings pursuant to which Allseas will be paid: (1) a flat fee of $375,000 (“flat fee”) for the first 12 month period commencing from the respective steel cutting date of each vessel and thereafter the flat fee will be paid on a pro rata basis until the vessel’s delivery to the Company, (2) a daily fee of €115 per vessel commencing from the date of the vessel's shipbuilding contract until the Company accepts delivery of the respective vessel and (3) €500 per day for each day in excess of 5 days per calendar year for which a Superintendent performed on site inspection.

(4)Compensation Agreement – The Company has also entered into a compensation agreement with Allseas whereby in the event that Allseas is involuntarily terminated as the manager of its fleet, it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees and commissions, based on the fleet at the time of termination, and (ii) €3,000,000.

(5)Executive Services Agreement – Effective January 1, 2011, the Company entered into an executive services agreement with Allseas, pursuant to which Allseas provides the services of our executive officers, who report directly to the Company’s board of directors. In connection with the respective agreement, an executive services fee of €2.5 million per annum is payable in equal monthly installments to Allseas, as well as incentive compensation. The agreement has an initial term of five years and automatically renews for successive five year terms unless sooner terminated. If the respective agreement is either terminated by Allseas for “good reason” or as a result of change of control, or terminated by the Company “without cause”, as defined in the relevant agreement, Allseas will be entitled to receive (i) a compensation equal to 3 years annual executive services fee then applicable; and (ii) 3 million of the Company’s common stock. For the year ended December 31, 2011, an amount of $5.2 million was paid to Allseas for the services of our executive officers, which includes incentive compensation of $1.7 million.

Each month, the Company funds a payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount funded to Allseas over payments made by Allseas for operating expenses is reflected as Due from Management Company. As of December 31, 2010 and 2011, the amount due from Management Company was $1,579,192 and $6,155, respectively.

(c)Consulting Agreements: Prior to January 1, 2011, the Company had consulting agreements with companies beneficially owned by the Company’s Executive Directors and Internal Legal Counsel. Under the terms of the agreements, these entities provided the services of the individuals who served in the positions of Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, and Internal Legal Counsel. For the years ended December 31, 2009 and 2010 total expense incurred under the consulting agreements was $1,834,862 and $2,269,933, respectively, and is recorded in General and administrative expenses (Note 20).

 (d)Manning Agency Agreements: The Company’s ship-owning subsidiaries each has a manning agency agreement with Crewcare Inc., a company beneficially owned by the Company’s Chief Executive Officer, based in Manila, Philippines. Prior to January 1, 2010, manning services were provided in exchange for a fixed monthly fee of $1,100 per vessel and a recruitment fee of $100 per officer paid on an one-off basis. Effective January 1, 2010, manning services are being provided in exchange for a fixed monthly fee of $85 per seaman for all officers and crew who serve on board each vessel, and a recruitment fee of $110 per seaman paid on an one-off basis. Effective May 1, 2011, the monthly manning service fee increased to $95 per seaman and the one-off recruitment fee increased to $120 per seaman. In addition, the agreement also provides for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred amounted to $194,900, $324,061, and $321,967 for the years ended December 31, 2009, 2010 and 2011, respectively, and are included in Vessels operating expenses. Administrative services are also being provided which represent payment of crew wages and related costs on behalf of the Company. The balances due to Crewcare Inc. amounted to $44,625 and $903 as of December 31, 2010 and 2011, respectively, and are included in trade accounts payable in the consolidated balance sheets.

(e)Box Ships Inc.: Box Ships Inc. was formed by the Company on May 19, 2010, to specialize in the container shipping industry. The Company paid on behalf of Box Ships for the pre-offering costs relating to the listing of Box Ships’ shares on NYSE in April 2011, along with other minor operating expenses relating to the sale of vessels to Box Ships, discussed in Note 5. As of December 31, 2010 and 2011, the Company held 100% and 21.1% of Box Ships’ common stock, respectively. The amount due from Box Ships as of December 31, 2011 was $0.9 million and is included in Due from related parties in the accompanying balance sheets.

On May 27, 2011, the Company granted Box Ships an unsecured loan of $30.0 million. The loan is payable in one installment on the second anniversary of the Box Ships IPO. The loan may be prepaid in whole or in part at any time during the life of the facility. The loan bears interest at LIBOR plus a margin of 4%. In August 2011, Box Ships prepaid an amount of $15.0 million. For the year ended December 31, 2011, interest charged on the respective loan amounted to $508,019.

Deferred Income	12 Months Ended
Dec. 31, 2011
Deferred Income
Deferred Income

11.Deferred Income

Deferred income as of December 31, 2010 and 2011 is analyzed as follows:

	2010		2011
	Current	Long-term	Current	Long-term
Cash received in advance of service provided	$2,083,034	$-	$1,080,997	$-
Deferred income resulting from varying charter rates	-	1,300,699	-	-
Deferred income	$2,083,034	$1,300,699	$1,080,997	$-

Secured Loans and Credit Facilities	12 Months Ended
Dec. 31, 2011
Secured Loans and Credit Facilities
Secured Loans and Credit Facilities

12.Secured Loans and Credit Facilities

The table below presents the loans and credit facilities and the amounts outstanding as at December 31, 2010 and 2011:

	2010	2011
(a)Commerzbank AG	$74,110,000	$55,575,000
(b)Unicredit Bank AG (Bayerische Hypo-und Vereinsbank AG)	57,800,000	29,585,000
(c)Bank of Scotland Plc	59,000,000	55,000,000
(d)Bank of Ireland	21,500,000	17,500,000
(e)HSH Nordbank AG	36,625,000	23,625,000
(f)HSBC Bank Plc	21,600,000	20,000,000
(g)Credit Suisse AG	47,200,000	-
Total	$317,835,000	$201,285,000

Disclosed as follows in the Consolidated Balance Sheets
Current portion of long-term debt	$35,077,988	$32,189,000
Long-term debt	282,757,012	169,096,000
Total	$317,835,000	$201,285,000

The minimum annual principal payments, in accordance with the loans and credit facilities agreements, as amended, required to be made after December 31, 2011 are as follows:

To December 31,
2012	$32,189,000
2013	56,864,000
2014	23,197,000
2015	14,222,000
2016	18,213,000
Thereafter	56,600,000
Total	$201,285,000

(a)Commerzbank AG: On November 29, 2007, Paragon Shipping Inc. (the “Borrower”) entered into a senior secured revolving credit facility with Commerzbank AG that, subject to certain provisions, provided the Company with an amount of up to $250.0 million. On August 12, 2011, the Company entered into an agreement with Commerzbank AG to refinance up to $57.0 million of the outstanding indebtedness related to this facility and prepaid $10.7 million.

The main terms and conditions of the loan agreement dated August 12, 2011, are as follows:

•The loan agreement is secured by a first priority mortgage on the vessels: M/V Sapphire Seas, M/V Pearl Seas and M/V Diamond Seas.

•The loan bears interest at LIBOR, plus a margin of 2.35%, plus any mandatory costs.

•The outstanding loan amount as of December 31, 2011, of $55.575 million is required to be repaid in 3 consecutive quarterly installments of $1.425 million, followed by 8 consecutive quarterly installments of $1.250 million, followed by 12 consecutive quarterly installments of $1.425 million, plus a balloon repayment of $24.2 million payable simultaneously with the final installment in the third quarter of 2017.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than the aggregate of (i) $1.5 million and (ii) $0.5 million per mortgaged vessel.

Covenants (as defined in the respective loan agreement):

•The ratio of EBITDA to net interest expenses shall not be less than 2.5:1.0.

•The ratio of total liabilities to EBITDA shall not exceed 6.5:1.0 until December 31, 2012 and 5.5:1.0 thereafter.

•The market value adjusted net worth of the Company shall not be less than $125.0 million until December 31, 2012 and $150.0 million thereafter.

•Maintain liquid assets in an amount of no less than $650,000 per vessel at any time when the Borrower is not paying any dividends or making any other form of distribution, and an amount equal to six months debt service at any time when the Borrower decides to pay dividends or make any other form of distribution.

•The ratio of maximum net debt to total assets expressed as a percentage shall not exceed 75% until December 31, 2012 and 70% thereafter.

•The aggregate fair market value of the mortgaged vessels shall exceed 125% of the outstanding loan until June 30, 2012, 135% until December 31, 2012 and 140% thereafter.

(b) Unicredit Bank AG (Bayerische Hypo-und Vereinsbank AG): On November 19, 2007, Paragon Shipping Inc. (the “Borrower”) entered into a secured credit facility with Unicredit Bank AG that, subject to certain provisions, provided the Company with an amount of up to $100.0 million. On October 27, 2011, the Company entered into a loan supplemental agreement and agreed to amended terms with Unicredit Bank AG. The Company also agreed to prepay an amount of $7.0 million that was prepaid on November 2, 2011. In addition, following the sale of M/V Crystal Seas on November 2, 2011, the then outstanding loan amount allocated to the M/V Crystal Seas of $11.7 million was fully repaid, the mortgage of the vessel was released and the repayment schedule of the outstanding facility was amended as described below.

The main terms and conditions of the loan agreement dated November 19, 2007, as subsequently amended, are as follows:

•The loan agreement is secured by a first priority mortgage on the vessels: M/V Calm Seas and M/V Deep Seas.

•The loan bears interest at LIBOR, plus a margin of 2.25%.

•The outstanding loan amount as of December 31, 2011, of $29.585 million is required to be repaid in 8 consecutive quarterly installments of $1.166 million, followed by 11 consecutive quarterly installments of $1.356 million, plus a balloon repayment of $5.347 million payable simultaneously with the final installment in the third quarter of 2016.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $0.75 million per mortgaged vessel.

Covenants (as defined in the respective loan agreement):

•The ratio of total liabilities to EBITDA shall not be greater than 6.0:1.0.

•The market value adjusted net worth of the Company shall not be less than $100.0 million.

•Maintain liquid assets in an amount of no less than $750,000 per vessel at all times.

•The leverage ratio shall not be greater than 0.75:1.0.

•The aggregate fair market value of the mortgaged vessels based on charter inclusive market values shall exceed 110% of the outstanding loan until the final maturity, subject to further conditions in the event of dividend payment.

(c)Bank of Scotland Plc: On December 4, 2007, Paragon Shipping Inc. (the “Borrower”) entered into a secured revolving credit facility with Bank of Scotland plc that, subject to certain conditions, provided the Company with an amount of up to $89.0 million. On April 26, 2012, the Company entered into a supplemental agreement and agreed to amended terms with Bank of Scotland plc. Under the terms of the supplemental agreement, the bank agreed to extend the respective loan agreement from December 9, 2012 to July 9, 2013 and to defer payment of $40.1 million of the lump sum payment due in December 2012 to 2013, provided the Company is in full compliance with the respective loan agreement as of December 9, 2012, to waive certain covenants for the period commencing on December 31, 2011 and ending on June 30, 2012 and to amend certain covenants. The Company also agreed to prepay an amount of $9.9 million and not to declare or pay dividends till the final maturity of the respective loan agreement.

The main terms and conditions of the loan agreement dated December 4, 2007, as subsequently amended, are as follows:

•The loan agreement is secured by a first priority mortgage on the vessels: M/V Coral Seas and M/V Golden Seas.

•The loan bears interest at LIBOR, plus a margin of 2.25%. The margin will increase to 3.75% on any funds that remain borrowed on or after December 9, 2012 until maturity.

•The outstanding loan amount as of December 31, 2011, was $55.0 million. After the agreed prepayment of $9.9 million, the outstanding amount of $45.1 million is required to be repaid in 3 consecutive quarterly installments of $1.0 million, followed by 2 consecutive quarterly installments of $2.0 million, plus a balloon repayment of $38.1 million payable on July 9, 2013.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $2.0 million per mortgaged vessel. Subject to certain conditions, this amount may increase to the greater of (i) an amount equal to the principal and interest obligations of the Borrower, arising under the Facility, due and payable, or accruing, over the next three consecutive financial quarters; or; (ii) $3.0 million per mortgaged vessel. Under the terms of the supplemental agreement dated April 26, 2012, the Borrower is not required to maintain cash equivalents with the lender.

Covenants (as defined in the respective loan agreement):

•The ratio of EBITDA to interest expense shall not be less than 2.5 to 1.0.

•The market value adjusted net worth of the Company shall not be less than $200.0 million, plus 100% of the net cash amount of all future equity offerings made by the Borrower.

•The leverage ratio shall not be greater than 0.7:1.0 until June 30, 2012 and 0.6:1.0 thereafter.

•The Company shall maintain a positive working capital at all times of not less than $1.0 million. Under the terms of the supplemental agreement dated April 26, 2012, the covenant is waived through June 30, 2012.

•The Borrower shall, at all times, maintain liquid assets at least equal to the greater of: a) all amounts falling within the financial indebtedness of the Borrower which will become due and payable by the Borrower during the following two consecutive financial quarters or which will accrue during such period; or b) $25.0 million, which is amended to $15.0 million as per the supplemental agreement dated April 26, 2012.

•The aggregate fair market value of the mortgaged vessels shall exceed 110% of the outstanding loan until March 31, 2012, 120% until June 30, 2012, 130% until September 30, 2012 and 140% thereafter.

(d)Bank of Ireland: On March 30, 2009, Paragon Shipping Inc. (the “Borrower”) entered into a secured revolving credit facility with Bank of Ireland that provided the Company an amount of up to $30.0 million for the purpose of refinancing the then existing indebtedness with Bank of Ireland.

The main terms and conditions of the loan agreement dated March 30, 2009, as subsequently amended, are as follows:

•The loan agreement is secured by a first priority mortgage on the vessel M/V Kind Seas.

•The loan bears interest at LIBOR, plus a margin of 2.25%.

•The outstanding loan amount as of December 31, 2011, of $17.5 million is required to be repaid in 9 consecutive quarterly installments of $1.0 million, plus a balloon repayment of $8.5 million payable in the second quarter of 2014.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $750,000.

Covenants (as defined in the respective loan agreement):

•The ratio of the aggregate financial indebtedness to EBITDA shall not exceed 6.0:1.0 until December 31, 2011 and 5.0:1.0 thereafter.

•The market value adjusted net worth of the Company shall not be less than $50.0 million.

•The leverage ratio shall not be greater than 0.75:1.00 until December 31, 2011 and 0.70.1:00 thereafter.

•The aggregate fair market value of the mortgaged vessel shall exceed 110% of the outstanding loan until the final maturity.

(e)HSH Nordbank AG: On July 31, 2008, Paragon Shipping Inc. (the “Borrower”) entered into loan with HSH Nordbank that, subject to certain conditions, provided the Company with an amount of up to $51.5 million. On September 1, 2011, the Company entered into loan supplemental agreement and agreed to amended terms with HSH Nordbank. The Company also agreed to prepay an amount of $10.0 million that was prepaid on September 6, 2011.

The main terms and conditions of the loan agreement dated July 31, 2008, as subsequently amended, are as follows:

•The loan is secured by a first priority mortgage on the vessel M/V Friendly Seas.

•The loan bears interest at LIBOR, plus a margin of 3.00%.

•The outstanding loan amount as of December 31, 2011, of $23.625 million is required to be repaid in 27 consecutive quarterly installments of $0.375 million, plus a balloon repayment of $13.5 million payable simultaneously with the final installment in the third quarter of 2018.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $375,000.

Covenants (as defined in the respective loan agreement):

•The market value adjusted net worth of the Company shall not be less than $110.0 million until January 1, 2014 and $120.0 million thereafter.

•The leverage ratio shall not exceed 0.80:1 until January 1, 2014 and 0.70:1 thereafter.

•Maintain liquid assets of an amount equal to at least $500,000 per vessel at all times.

•The aggregate fair market value of the mortgaged vessel shall exceed 100% of the outstanding loan until January 1, 2013, 110% until January 1, 2014 and 125% thereafter.

 (f)HSBC Bank Plc: On July 2, 2010, a secured loan facility was signed with HSBC Bank Plc that, subject to certain conditions, provided the Company with an amount of $22.0 million.

The main terms and conditions of the loan agreement dated July 2, 2010, are as follows:

•The loan is secured by a first priority mortgage on the vessel M/V Dream Seas.

•The loan bears interest at LIBOR, plus a margin of 2.60%.

•The outstanding loan amount as of December 31, 2011, of $20.0 million is required to be repaid in 35 consecutive quarterly installments of $0.4 million, plus a balloon repayment of $6.0 million payable simultaneously with the final installment in the third quarter of 2020.

•The Borrower shall maintain at all times with the lender, cash equivalents in an amount of no less than $500,000.

Covenants (as defined in the respective loan agreement):

•The ratio of total liabilities to EBITDA shall not exceed 7:1.

•The ratio of EBITDA to interest expense shall not be less than 2.5:1.

•The market value adjusted net worth of the Company shall be at least $100.0 million.

•The ratio of total liabilities to value adjusted total assets shall not exceed 0.75:1.

•The market value of the secured vessel plus the value of any additional security to be at least 130% of the loan outstanding balance.

(g)Credit Suisse AG: On July 28, 2010, a secured loan facility was signed with Credit Suisse AG for an amount of $48.0 million to partly finance the purchase of the Box Voyager and the Box Trader. On April 29, 2011, the Company repaid the $46.4 million outstanding under the secured loan agreement and completed the sale and delivery of the vessels to Box Ships (refer Note 5). In addition, on April 21, 2011, a secured loan facility was signed with Credit Suisse AG for an amount of up to $26.0 million to partly finance the purchase of the CMA CGM Kingfish (refer Note 5). The loan was drawn in full on April 27, 2011, and was fully repaid on May 19, 2011, following the delivery of the vessel to Box Ships. As of December 31, 2011, the Company had no outstanding loan balance with Credit Suisse AG.

As of December 31, 2011, the Company had no unused facility in respect of the above mentioned secured loans and credit facilities. The weighted average interest rate for the years ended December 31, 2010 and 2011 was 2.50% and 2.64%, respectively.

On May 5, 2011, a secured loan facility was signed with a syndicate of major European banks led by Nordea Bank Finland Plc. for an amount of up to $89.5 million to finance 65% of the purchase price of the Company’s drybulk newbuilding vessels. Following the conversion of the Company’s final Kamsarmax newbuilding contract in August 2011, the Company agreed to reduce the available amount under the respective secured loan facility to $66.9 million. The amended secured loan facility is comprised of four advances, one for each drybulk newbuilding vessel, available upon delivery of each vessel. As of December 31, 2011, no amount had been drawn under this facility.

On January 13, 2012, the Company agreed to amended terms with Nordea Bank Finland Plc. The main terms and conditions of the loan agreement dated May 5, 2011, are as follows:

•The loan will be secured by a first priority mortgage on the drybulk newbuilding vessels.

•The loan bears interest at LIBOR, plus a margin of 2.75%, plus any mandatory costs.

Covenants (as defined in the respective loan agreement):

•The Company shall maintain a positive working capital at all times.

•The Borrower shall, at all times, maintain cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) which are not subject to any security interest, in an amount of not less than the greater of (i) $15.0 million or (ii) $750,000 per vessel.

•The ratio of EBITDA to interest expense shall not be less than 2.50:1.

•The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to EBITDA shall not be greater than 5.50:1 until December 31, 2012 and 5.00:1 thereafter.

•The ratio of the aggregate financial indebtedness net of cash and cash equivalents (including restricted but unpledged cash representing minimum liquidity required to be maintained under any financial indebtedness) to the market value adjusted total assets shall not exceed 0.70:1 until December 31, 2012 and 0.65:1 thereafter.

•The market value of the secured vessels to be at least 130% of the loan outstanding balance.

Compliance with the financial covenants and security cover will be a prerequisite to the drawdown of the secured loan facility.

Additional Covenants: Each of the above loans and credit facilities are secured by first priority mortgages on all vessels described in Note 1, first assignments of all freights, earnings and insurances. They also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s consent before it changes the flag, class or management of the vessels, or enter into a new line of business. The facility includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a crossdefault to other indebtedness and non-compliance with security documents, and prohibits the Company from paying dividends if the Company is in default on its facilities and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant.

Certain of the above loan and credit facilities restrict the amount of dividends the Company may pay to $0.50 per share per annum and limit the amount of quarterly dividends the Company may pay to 100% of its net income for the immediately preceding financial quarter. In addition, under the existing loan and credit facilities, the Company is required to maintain minimum liquidity after payment of dividends equal to the greater of the next six months’ debt service, $25.0 million or $1.25 million per vessel. In addition, according to the supplemental agreement the Company entered into with Bank of Scotland plc on April 26, 2012 as discussed above, the Company is not permitted to declare or pay any dividends until the maturity of the respective loan agreement.

As of December 31, 2011, the Company was in compliance with all debt covenants that were in force as at that date, with respect to its loan and credit facilities, with the exception of two financial covenants contained in the facility with the Bank of Scotland (the positive working capital of not less than $1.0 million and the security cover ratio of greater than 110%), one financial covenant with Bank of Ireland (the security cover ratio of greater than 110%) and one financial covenant with Commerzbank (the security cover ratio of 125%).

On February 3, 2012, the Company deposited with the Bank of Ireland additional cash security of $1.1 million, representing the shortfall between the aggregate fair market value of the mortgaged vessel as of December 31, 2011, and the security cover required to be maintained under the respective loan agreement, and therefore cured the breach of the security cover ratio covenant.

During February and March 2012, the Company deposited with Commerzbank additional cash security of $1.3 million, representing the shortfall between the aggregate fair market value of the mortgaged vessels as of December 31, 2011, and the security cover required to be maintained under the respective agreement, and therefore cured the breach of the security cover ratio covenant.

The positive working capital covenant of not less than $1.0 million and the security cover ratio of greater than 110% contained in the facility with the Bank of Scotland, were waived based on the supplemental agreement dated April 26, 2012, which had retroactive effect to December 31, 2011.

Interest Rate Swaps	12 Months Ended
Dec. 31, 2011
Interest Rate Swaps
Interest Rate Swaps

13.Interest Rate Swaps

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fix the interest rates based on predetermined ranges in current U.S. Dollar LIBOR rates as the bank effects floating-rate payments to the Company for the relevant amount based on the three-month U.S. Dollar LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates. As of December 31, 2010 and 2011, the Company's outstanding interest rate swaps had a combined notional amount of $167.6 million and $106.1 million, respectively. Details of the interest rate swap agreements which were effective during 2011 are as follows:

The above-mentioned interest rate swaps are summarized in the table below:

	Counterparty	Effective date	Termination date	Notional amount As of December 31, 2010	Notional amount As of December 31, 2011	Fixed rate	Floating rate
A	Bank of Scotland PLC	December 21, 2007	December 21, 2012	$50,000,000	$50,000,000	5.00%, if 3-month LIBOR is greater than 5.00% 3-month LIBOR, if 3-month LIBOR is between 3.77% and 5.00% 3.77%, if 3-month LIBOR is less than 3.77%	3-month LIBOR
B	Bank of Ireland	July 21, 2008	June 6, 2011	$30,000,000	$-	5.42%, if 3-month LIBOR is greater than 5.42% 3-month LIBOR, if 3-month LIBOR is between 2.75% and 5.42% 2.75%, if 3-month LIBOR is less than 2.75%	3-month LIBOR
C	HSH Nordbank	August 13, 2008	August 13, 2011	$21,334,951	$-	5.91%, if 3-month LIBOR is greater than 5.91% 3-month LIBOR, if 3-month LIBOR is between 2.75% and 5.91% 2.75%, if 3-month LIBOR is less than 2.75%	3-month LIBOR
D	Unicredit Bank AG (1)	August 27, 2010	August 27, 2015	$66,300,000	$56,100,000	2.465%	3-month LIBOR
TOTAL				$167,634,951	$106,100,000

(1) The notional amount reduces by $2.55 million on a quarterly basis up until the expiration of the interest rate swap.

All the above interest rate swaps did not qualify for hedge accounting as of December 31, 2010 and December 31, 2011.

On March 20, 2012, the Company entered into an interest rate swap with HSBC Bank Plc, effective on April 10, 2012, on a notional amount of $5.76 million that will be reducing by $0.12 million on a quarterly basis up until the expiration of the interest rate swap. Under the terms of the swap, HSBC Bank Plc makes a quarterly payment to the Company based on 3-month LIBOR less 1.485% on the relevant amount, if 3-month LIBOR is greater than 1.485%. If 3-month LIBOR is less than 1.485%, HSBC Bank Plc receives an amount form the Company based on 1.485% less 3-month LIBOR for the relevant amount. If 3-month LIBOR is equal to 1.485%, no amount is due or payable to the Company. The swap is effective from April 10, 2012 to April 10, 2017.

On April 18, 2012, the Company entered into an interest rate swap with HSH Nordbank AG, effective on May 8, 2012, on a notional amount of $11.44 million that will be reducing by $187,500 on a quarterly basis up until the expiration of the interest rate swap. Under the terms of the swap, HSH Nordbank AG makes a quarterly payment to the Company based on 3-month LIBOR less 1.22% on the relevant amount, if 3-month LIBOR is greater than 1.22%. If 3-month LIBOR is less than 1.22%, HSH Nordbank AG receives an amount form the Company based on 1.22% less 3-month LIBOR for the relevant amount. If 3-month LIBOR is equal to 1.22%, no amount is due or payable to the Company. The swap is effective from May 8, 2012 to May 8, 2017.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures
Fair Value Disclosures

14.Fair Value Disclosures

The carrying values of cash and cash equivalents, restricted cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the credit and loan facilities approximate their carrying value, predominantly due to the variable interest rate and no significant change in the Company’s credit risk. Derivative financial instruments are stated at fair values.

The Company’s interest rate swaps did not qualify for hedge accounting. The Company adjusts its interest rate swap contracts to fair market value at the end of every period and records the resulting unrealized loss/gain during the period in the statements of operations. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:

Derivatives Instruments not	Liability Derivatives
designated as hedging instruments		December 31, 2010	December 31, 2011
	Balance Sheet Location	Fair Value	Fair Value
Interests rate contracts	Current liabilities – Interest rate swaps	$3,881,173	$2,630,574
Interest rate contracts	Long-Term Liabilities – Interest rate swaps	1,534,277	1,266,945
Total derivatives		$5,415,450	$3,897,519

Derivatives Instruments not		Year Ended
designated as hedging instruments	Location of Gain/(Loss) Recognized	December 31, 2009 Gain/(Loss)	December 31, 2010 Gain/(Loss)	December 31, 2011 Gain/(Loss)
Interest rate swaps – Fair value	Loss on derivatives (net)	$3,367,355	$2,872,337	$1,517,932
Interest rate swaps – Realized Loss	Loss on derivatives (net)	(6,606,591)	(6,036,498)	(3,858,350)
Foreign exchange contracts – Realized Gain	Loss on derivatives (net)	-	552,241	-
Net loss on derivatives		($3,239,236)	($2,611,920)	($2,340,418)

Financial Instruments that are measured at Fair Value on a Recurring Basis

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on marketbased LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of our financial instruments as of December 31, 2010 and 2011.

Significant Other Observable Inputs (Level 2)
December 31,
2010	2011
Interest rate swaps - liability	$5,415,450	$3,897,519

As of December 31, 2010 and 2011, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheets.

Asset Measured at Fair Value on a Non recurring Basis

During 2011, in accordance with accounting guidance relating to long lived assets held and used, the Company recognized an impairment loss on one of its vessels (the M/V Crystal Seas) prior to its sale in November 2011.

As of December 31, 2011, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. Mainly due to the continued poor performance of the drybulk charter market in 2011, and in particular the prolonged weakness noticed in the last quarter of 2011, the review indicated that such carrying amount was not recoverable for six of the Company’s vessels; the M/V Coral Seas, the M/V Golden Seas, the M/V Diamond Seas, the M/V Pearl Seas, the M/V Sapphire Seas and the M/V Friendly Seas. Details of the impairment charge for each vessel are noted in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Loss
M/V Crystal Seas	$14,000,000	$5,740,000
M/V Coral Seas	$24,250,000	$62,864,833
M/V Golden Seas	$24,250,000	$52,929,172
M/V Diamond Seas	$21,125,000	$43,513,624
M/V Pearl Seas	$24,250,000	$36,274,742
M/V Sapphire Seas	$20,750,000	$33,554,729
M/V Friendly Seas	$26,625,000	$42,450,048
TOTAL	$155,250,000	$277,327,148

The fair value is based on the Company’s best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of two independent shipbroker’s as of December 31, 2011, which are mainly based on recent sales and purchase transactions of similar vessels.

The Company recognized the total impairment losses of $277.3 million, which was included in the consolidated statements of operations for the period.

The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2010 and 2011.

Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure
Capital Structure

15.Capital Structure

(a)Common Stock: Under the amended and restated articles of incorporation, the Company's authorized common stock consists of 755,000,000 shares of common stock, par value $0.001 per share, divided into 750,000,000 Class A Common Shares and 5,000,000 Class B Common Shares. As of December 31, 2010 and 2011, the Company had a total of 55,870,299 and 60,898,297 Class A Common Shares outstanding, respectively, and no other class of shares outstanding.

Each holder of Class A Common Shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of Class A Common Shares are entitled to receive ratably all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Upon dissolution, liquidation or sale of all or substantially all of the Company's assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, Class A Common Share holders are entitled to receive pro rata the Company's remaining assets available for distribution. Holders of Class A Common Shares do not have conversion, redemption or pre-emptive rights.

On April 13, 2009, the Company’s Board of Directors approved to negotiate and execute a Controlled Equity Offering Agreement (the “CEO Agreement”) with Cantor Fitzgerald & Co. (“Cantor”), providing for the issuance and sale of up to 10,000,000 Company’s Class A Common Shares. This offering was completed on June 7, 2009, with total net proceeds from the sale of $42.5 million.

On June 3, 2009, the Company’s Board of Directors approved an amendment to the Company’s CEO Agreement, for the issuance and sale of up to a further 10,000,000 Class A Common Shares. This offering was completed on October 2, 2009, with total net proceeds from the sale of $41.2 million.

On November 10, 2009, the Company, Allseas, and Loretto Finance Inc., a wholly owned subsidiary of Allseas, signed a tripartite agreement, whereby the Company agreed to issue and sell to Allseas, via Loretto, 1,023,801 shares, representing 2% of the Company’s common shares as of November 10, 2009, in order to ensure Allseas’ continued services, at a selling price of $3.68 per share. The selling price was based on the Company’s average share price over the period from May 2009 to November 2009, less a 10% discount. According to the agreement, the shares sold to Loretto were not transferrable for a period of one year. The selling price of $3.68 per share was lower than the fair value based on the average of the high-low trading price of the shares on the date the agreement was concluded, which was $4.425 per share. The fair value of the shares granted on November 10, 2009, based on the market price of the shares on the NASDAQ amounts to $4,530,319. The consideration received from Loretto Finance Inc. amounted to $3,767,588. The excess of the fair value of the shares granted over the consideration received is deemed share based compensation for management services, and amounts to $762,732. The agreement further provides that in the event of a capital increase, an equity offering or the issuance of shares to a third party in the future, the Company will issue at that time to Loretto at no cost whatever to the latter additional common shares to maintain Loretto’s shareholding of the Company’s total issued and outstanding shares at 2%.

On October 12, 2010, the Company entered into a Controlled Equity Offering Sales Agreement with Cantor Fitzgerald & Co. as sales agent, and on the same date the Company filed a prospectus supplement to the shelf registration statement relating to the offer and sale up to 15,000,000 common shares, par value $0.001 per share, from time to time through Cantor Fitzgerald & Co., as agent for the offer and sale of the common shares. As of December 31, 2010, 3,071,000 common shares had been sold under the Controlled Equity Offering with net proceeds amounting to $11.0 million and 2% of the shares sold or 61,420 shares with a fair value of $226,459 were granted to Loretto for no consideration. In 2011, a further 3,848,900 common shares were sold under the Controlled Equity Offering with net proceeds amounting to 12.2 million and 2% of the shares sold or 76,978 with a fair value of $248,416 were granted to Loretto for no consideration (also refer to Note 10).

(b)Preferred Stock: Under the amended and restated articles of incorporation, the Company's authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.001 per share, and there was none issued and outstanding at December 31, 2010 and 2011.

(c)Warrant Agreement: During 2006, the Company entered into a warrant agreement in connection with the private placement whereby it issued one fifth of a warrant, attached to each Class A Common Share. In total 2,299,531 warrants were issued by the Company. Each warrant entitles the holder to purchase one Class A Common Share at an exercise price of $10.00 per share and became exercisable upon the public offering of the Company's Class A Common Shares and may be exercised at any time thereafter until expiration. As of December 31, 2010 there were 290,006 warrants outstanding, which were expired on November 21, 2011.

Share Based Payments	12 Months Ended
Dec. 31, 2011
Share Based Payments
Share Based Payments

16.Share Based Payments

Equity incentive plan

On October 11, 2006, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive options to acquire shares of Class A Common Shares. In 2009, the plan was amended to increase the number of shares to be reserved for issuance to 5,500,000 Class A Common Shares. The Board of Directors administers the plan. Under the terms of the plan, the Board of Directors are able to grant new options exercisable at a price per Class A Common Share to be determined by the Board of Directors but in no event less than fair market value as of the date of grant. The plan also permits the Board of Directors to award non-vested share units, non-qualified options, stock appreciation rights and non-vested shares.

(a)Options

As of December 31, 2010 and 2011, there were 32,000 options with an exercise price of $12.00 outstanding and exercisable, which vested in 2007. Their weighted average remaining contractual life was 1.25 years as of December 31, 2011.

There were no unvested share options as of December 31, 2010 and 2011.

(b)Non-vested share awards

Until the forfeiture of any non-vested share awards, all non-vested share awards regardless of whether vested, the grantee has the right to vote such non-vested share awards, to receive and retain all regular cash dividends paid on such non-vested share awards with no obligation to return the dividend if employment ceases and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the non-vested share awards. All share awards are conditioned upon the option holder's continued service as an employee of the Company, or a director through the applicable vesting date. The Company estimates the forfeitures of non-vested share awards to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The accounting guidance relating to the Share based payments describes two generally accepted methods of accounting for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the "accelerated method", which treats an award with multiple vesting dates as multiple awards and results in a frontloading of the costs of the award and 2) the "straight-line method" which treats such awards as a single award. Management has selected the straight-line method with respect to the non-vested share awards because it considers each non-vested share award to be a single award and not multiple awards, regardless of the vesting schedule. Additionally, the "frontloaded" recognition of compensation cost that results from the accelerated method implies that the related employee services become less valuable as time passes, which management does not believe to be the case. The grant date fair value is considered to be the average between the relevant highest and lowest price recorded on the grant date.

The details of the non-vested share awards are outlined as follows:

	Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled
A	November 21, 2006	December 31, 2010	40,000	$9.110	1,125
B	August 27, 2007	December 31, 2009	46,500	$15.805	1,000
C	December 28, 2007	December 31, 2010	20,000	$18.970	4,667
D	February 5, 2008	December 31, 2011	6,000	$17.370	1,250
E	May 13, 2008	June 30, 2011	4,000	$19.900	-
F	December 19, 2008	December 31, 2010	20,000	$4.815	-
G	December 19, 2008	December 30, 2011	12,000	$4.815	2,667
H	January 23, 2009	December 31, 2012	8,600	$5.250	1,675
I	August 18, 2009	December 31, 2011	1,000,000	$4.025	-
J	November 10, 2009	December 31, 2010	1,987,117 (1)	$4.425	-
K	November 10, 2009	December 31, 2011	20,000	$4.425	-
L	November 10, 2009	December 31, 2012	12,000	$4.425	4,000
M	February 1, 2010	December 31, 2013	12,000	$4.445	1,650
N	November 19, 2010	December 31, 2012	40,000	$3.710	-
O	November 19, 2010	September 30, 2012	1,500,000	$3.710	-
P	January 31, 2011	December 31, 2013	40,000	$3.090	2,000
Q	December 1, 2011	December 31, 2013	1,000,000	$0.750	-
R	December 1, 2011	December 31, 2013	40,000	$0.750	-

(1)Not included under Company’s equity incentive plan.

A summary of the activity for non-vested share awards is as follows:

	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2010	1,913,184	$3.89
Granted	1,080,000	1.07
Cancelled	(4,600)	6.86
Vested	(1,144,212)	3.97
Non-vested, December 31, 2011	1,844,372	$3.09

The remaining unrecognized compensation cost amounting to $2,934,786 as of December 31, 2011, is expected to be recognized over the remaining weighted average period of 1.1 years, according to the contractual terms of those non-vested share awards. On January 3, 2012 and on February 3, 2012, 35,000 and 63,000 non-vested Class A Common Share awards were granted to employees of Allseas, respectively.

Share based compensation amounted to $2,338,959, $10,461,204 and $4,840,626 for the years ended December 31, 2009, 2010 and 2011, respectively and is included in general and administrative expenses.

Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Vessel Operating Expenses Abstract
Vessel Operating Expenses

17. Vessel Operating Expenses

Vessel operating expenses, comprise the following:

	2009	2010	2011
Crew wages and related costs	$8,822,637	$8,987,311	$8,604,570
Insurance	3,362,229	3,304,267	2,484,196
Repairs and maintenance	1,098,096	1,026,780	841,574
Spares and consumable stores	5,252,384	5,735,741	5,505,221
Miscellaneous expenses	1,499,318	920,707	582,455
Total	$20,034,664	$19,974,806	$18,018,016

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

18.Income Taxes

The Company and its subsidiaries are incorporated either in the Marshall Islands or Liberia and under the laws of the Marshall Islands and Liberia, are not subject to income taxes. The Company however, is subject to United States federal income taxation in respect of income that is derived from the international operation of ships and the performance of services directly related thereto ("Shipping Income"), unless exempt from United States federal income taxation.

If the Company does not qualify for the exemption from tax under Section 883, it will be subject to a 4% tax on its “U.S. source shipping income,” imposed without the allowance for any deductions. For these purposes, "U.S. source shipping income" means 50% of the shipping income that will be derived by the Company that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

For 2009, 2010 and 2011, the Company qualified for the benefits of Section 883.

Gain from Vessel Early Redelivery	12 Months Ended
Dec. 31, 2011
Gain from Vessel early Redelivery Abstract
Gain from Vessel Early Redelivery

19.Gain from Vessel Early Redelivery

Gain from vessel early redelivery represents income recognized in connection with early termination of period time charters, resulting from a request of the respective vessel charterers for which the Company received cash compensation of $251,855, $113,338 and $1,947,947 in 2009, 2010 and 2011, respectively. In addition, in 2009, the early redelivery income includes a gain of $549,019 which relates to the unamortized fair value of below market acquired time charter on the vessel redelivery date as a result of the early termination has also been recognized.

General and Administrative Expenses	12 Months Ended
Dec. 31, 2011
General and Administrative Expenses
General and Administrative Expenses

20.General and Administrative Expenses

The details of general and administrative expenses, are as follows:

	2009	2010	2011
Share based compensation	$2,338,959	$10,461,204	$4,840,626
Consulting fees	1,834,862	2,269,933	-
Executive services and incentive compensation	-	-	5,193,645
Salaries	142,994	160,713	88,849
Bonus awards	2,688,199	2,159,801	52,120
Non-executive directors’ remuneration	202,324	234,431	247,338
Office rent	36,216	35,489	38,947
Telecommunication expenses	22,954	14,220	25,416
Fares and traveling expenses	177,137	337,841	217,609
Personnel and other expenses	22,577	47,998	43,510
Other professional services	1,161,397	1,223,276	844,166
Directors and officers insurance	176,872	166,726	134,515
Stock market annual Fees	42,610	79,379	203,072
Other expenses	101,995	532,976	385,241
Total general and administrative expenses	$8,949,096	$17,723,987	$12,315,054

Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2011
Earnings Per Share (EPS)
Earnings Per Share (EPS)

21.Earnings Per Share (EPS)

Basic EPS – Class A Common Shares

Numerators	2009	2010	2011
Net income / (loss) available to Class A common shares	$65,678,614	$22,895,280	($283,498,759)
Less: (Income) / loss attributable to non-vested share awards	(1,278,992)	(849,650)	7,644,949
Net Income / (loss) available to common shareholders	$64,399,622	$22,045,630	($275,853,810)
Denominators
Weighted average common shares outstanding, basic and diluted	38,026,523	49,812,716	57,937,918
Net income / (loss) per common share, basic and diluted:	$1.69	$0.44	($4.76)

Weighted Average Shares – Basic - In calculating basic EPS for our Class A Common Shares, the Company includes the effect of vested non-vested share awards and Class A Common Shares issued for exercised stock options awards and warrants from the date they are issued or vest.

Weighted Average Shares – Diluted - In calculating diluted earnings per share the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for our Class A Common Shares, the following dilutive securities are included in the shares outstanding unless their effect is anti- dilutive:

•Unvested share awards outstanding under the Company’s Stock Incentive Plan

•Class A Common Shares issuable upon exercise of the Company’s outstanding warrants

•Class A Common Shares issuable upon exercise of the Company’s outstanding options

The Company excluded the dilutive effect of 32,000 (2010: 32,000) stock option awards, and 1,844,372 (2010: 1,913,184) non-vested share awards in calculating dilutive EPS for its Class A common shares as of December 31, 2011, as they were anti-dilutive.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

22.Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim or contingent liability, which should be disclosed, or for which a provision should be established in the accompanying financial statements.

On September 15, 2011, the Company entered into a Settlement Agreement (“Agreement”) with Korea Line Corporation (“KLC”) in relation to the early termination of the charterparty dated March 17, 2008, as amended, in respect of the M/V Pearl Seas. The parties reached into an agreement, where KLC admitted a liability of approximately $15.8 million, which will be settled in cash of $5.8 million, payable in 10 varying annual installments, commencing on December 28, 2012 and in shares of KLC.

RENTAL EXPENSE

Rental expense for the years ended December 31, 2009, 2010 and 2011 was $36,216, $35,489 and $38,947 respectively. Fixed future minimum non cancellable rent commitments as of December 31, 2011, based on a Euro/U.S. dollar exchange rate of €1.00:$1.29 amounts to $12,273 which are payable within one year.

CHARTER HIRE

Future minimum charter hire receipts, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2011, assuming 18 days off hire due to any scheduled dry-docking, net of commissions are:

For the year ending	Amount
December 31, 2012	$42,088,358
December 31, 2013	28,000,711
December 31, 2014	3,229,894
December 31, 2015	-
Total	$73,318,963

The above table excludes the Deiulemar Compagnia Di Navigazione S.P.A. minimum charter hire of $11.6 million, $11.0 million and $3.0 million for the years ending December 31, 2012, 2013 and 2014, respectively (refer to Note 24).

Charter hires are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 18 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

NEWBUILDINGS

Future newbuilding installments based on the non-cancelable newbuilding contracts as of December 31, 2011 are:

For the year ending	Amount
December 31, 2012	$66,789,400
December 31, 2013	82,362,350
Total	$149,151,750

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments
Financial Instruments

23.Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loan and a loan due to a related party, accounts payable, related parties payables and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loan and loan due to a related party are based on LIBOR and hence the Company is exposed to movements in LIBOR.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties, restricted cash and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its restricted cash and cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: The carrying values of trade accounts receivable, due from related parties, cash and cash equivalents, restricted cash, accounts payable, related parties payables and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan and loan due to a related party approximate the recorded value, due to their variable interest rate.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

24.Subsequent Events

As of December 31, 2011, the M/V Friendly Seas (the “Vessel”) was chartered to Deiulemar Compagnia di Navigazione SpA, (the “Charterer”) at a gross daily rate of $33,750 and a remaining minimum duration of 27 months. The Charterer failed to provide payment due since January 5, 2012 and provide the Vessel with voyage instructions and as a result, in January 2012, the Company provided written notice to the Charterer regarding the termination of the respective charter agreement and took delivery of the vessel.

On February 6, 2012, the Company entered into a new time charter agreement for its Vessel with Western Bulk Carriers AS for a period of 18 to 24 months at a gross daily rate of $10,700.